Borrowings - Lease liabilities rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Current lease liabilities at beginning of period	$ 3,638	$ 3,427
New Leases, current	4,173	4,090
Cash flows, current	(6,615)	(6,084)
Reclassifications, current	2,905	2,116
Effect of translation, current	(195)	89
Current lease liabilities at end of period	3,906	3,638	$ 3,427
Non-current lease liabilities at beginning of period	9,750	6,871
New leases, non-current	2,169	5,012
Reclassifications, non-current	(2,905)	(2,116)
Effect of translation, non-current	(383)	(17)
Non-current lease liabilities at end of period	8,631	9,750	6,871
Lease liabilities, beginning of period	13,388	10,298
New leases, total	6,342	9,102
Cash flows, total	(6,615)	(6,084)	(5,331)
Effect of translation, total	(578)	72
Lease liabilities, end of period	12,537	13,388	10,298
Interest expense on lease liabilities	$ 1,527	$ 1,516	$ 1,447